Stock-Based Compensation (Details 2) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Stock Option Program	Dec. 31, 2012 Stock Option Program	Dec. 31, 2011 Stock Option Program	Dec. 31, 2013 Stock Option Program Maximum	Dec. 31, 2013 Stock Option Program Minimum	Dec. 31, 2013 Stock Option Program Annual Stock Option Program	Dec. 31, 2012 Stock Option Program Annual Stock Option Program	Dec. 31, 2011 Stock Option Program Annual Stock Option Program	Dec. 31, 2013 Stock Option Program Progressive (Reload)	Dec. 31, 2012 Stock Option Program Progressive (Reload)	Dec. 31, 2011 Stock Option Program Progressive (Reload)	Dec. 31, 2013 General Employees' Stock Purchase Plan (GESPP)	Dec. 31, 2012 General Employees' Stock Purchase Plan (GESPP)	Dec. 31, 2011 General Employees' Stock Purchase Plan (GESPP)	Dec. 31, 2013 3M Long Term Incentive Plan	May 31, 2012 3M Long Term Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award Activity
Vesting period							3 years	1 year
Expiration of annual grants				10 years
Stock Option Program
Balance at the beginning of the period				56,565,030	64,148,415	70,335,044
Granted - Annual				6,220,810	5,770,190	5,514,500									1,259,247	1,455,545	1,433,609
Granted - Progressive (Reload)				140,447	110,065	237,839
Granted - Other				191	51,661	8,953
Exercised				(18,825,218)	(13,123,617)	(11,625,863)									(1,259,247)	(1,455,545)	(1,433,609)
Canceled				(162,482)	(391,684)	(322,058)
Balance at the end of the period				43,938,778	56,565,030	64,148,415
Weighted average exercise price - Beginning balance				$ 80.33	$ 77.28	$ 74.80
Weighted average exercise price - Granted - Annual				$ 101.55	$ 87.91	$ 89.46									$ 93.46	$ 75.32	$ 73.67
Weighted average exercise price - Granted - Progressive (Reload)				$ 109.83	$ 89.65	$ 94.02
Weighted average exercise price - Granted - Other				$ 119.62	$ 89.25	$ 86.71
Weighted average exercise price - Exercised				$ 79.25	$ 68.78	$ 68.47									$ 93.46	$ 75.32	$ 73.67
Weighted average exercise price - Canceled				$ 89.92	$ 83.65	$ 75.09
Weighted average exercise price - Ending balance				$ 83.84	$ 80.33	$ 77.28
Options exercisable				32,038,228	45,207,143	52,644,364
Options exercisable, exercise price				$ 79.58	$ 78.78	$ 76.90
Weighted average remaining contractual life for options outstanding				62 months
Aggregate intrinsic value for options outstanding				$ 2,478
Weighted average remaining contractual life for options exercisable				47 months
Aggregate intrinsic value for options exercisable				1,944
Compensation expense yet to be recognized				51
Weighted average life of remaining vesting period				21 months
Total intrinsic value of stock options exercised				562	282	287
Cash received from options exercised				1,492	903	796
Tax benefit realized from exercise of stock options				208	98	96
Share- based compensation assumptions
Weighted average exercise price									$ 101.49	$ 87.89	$ 89.47	$ 109.84	$ 87.89	$ 93.94
Risk-free interest rate (as a percent)									1.20%	1.10%	2.80%	0.20%	0.20%	0.40%
Dividend yield (as a percent)									2.70%	2.60%	2.60%	2.70%	2.60%	2.60%
Expected volatility (as a percent)									20.00%	24.50%	22.00%	16.30%	23.40%	21.50%
Expected life									75 months	74 months	72 months	12 months	19 months	15 months
Black-Scholes fair value									$ 13.46	$ 14.94	$ 16.10	$ 6.42	$ 8.50	$ 7.49	$ 16.49	$ 13.29	$ 13.00
Option price, percentage of market value at date of grant															85.00%
Option price, discount from market value at date of grant															15.00%
Stock-based compensation programs expense	$ 240	$ 223	$ 253												$ 21	$ 19	$ 19
Number of shares authorized															60,000,000				100,000,000
Number of shares available for grant under the 2008 Long Term Incentive Plan Program (including additional subsequent shareholder approvals)															30,185,960	31,445,207	2,900,751	38,355,501